INTANGIBLE ASSETS (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Intangible assets, net	$ 1,175,588	$ 1,246,124	$ 2,087,965
Intellectual Technology [Member]
Gross carrying amount	3,398,298	3,854,675	3,854,675
Accumulated amortization	(2,222,710)	2,152,174	(1,766,710)
Asset impairment loss	0	(456,377)	0
Intangible assets, net	$ 1,175,588	$ 1,246,124	$ 2,087,965
Amortization period	10 years	10 years	10 years